Notes Payable - Related Party (Tables)	3 Months Ended
Mar. 31, 2014
Notes Payable - Related Party [Abstract]
Summary of notes payable and related parties

	March 31, 2014	December 31, 2013	December 31, 2012
5% Note Payable Paseco ApS	$888,880	$-	-
6% Note Payable DKTI A/S	-	-	795,785
6% Note Payable - Sune Olsen Holding ApS	-	-	85,731
Non-Interest Bearing Loan Payable Sunrise Financial Group Inc.	38,235	-	-
Note Payable ML Group	21,520	21,557	20,618
6% Promissory Note payable to NLBDIT 2010 Enterprises, LLC	41,945	-	-
5% Note Payable - Sune Olsen Holding ApS	526,689	521,390	-
5% Note Payable - Sune Olsen	187,932	185,054	-
Total Notes Payable – Related Party	1,705,201	728,001	902,134
Less Current Maturities	(1,705,201)	(728,001)	(106,349)
Note Payables – Related Party Long Term	$-	$-	795,785

Schedule of maturities of long term debt
Year ending December 31,
2014	1,705,201
2015
2016	-
2017	-
2018	-
Thereafter	-
-